Supplementary Information on Oil and Gas Exploration And Production Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Capitalized Costs for Oil and Gas Producing Activities
A.	Capitalized costs for oil and gas producing activities (unaudited):

		2020	2019	2018
Proved Properties	Ps.	2,483,134,177	2,306,255,209	2,505,307,260
Construction in progress		64,911,619	50,951,279	51,033,968
Accumulated depreciation and amortization		(1,775,163,736)	(1,675,843,298)	(1,572,649,381)

Net capitalized costs	Ps.	772,882,060	681,363,190	983,691,847

Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities
B.	Costs incurred for oil and gas property exploration and development activities (unaudited):

		2020	2019
Exploration	Ps.	33,986,110	31,222,023
Development		97,041,516	82,135,240

Total costs incurred	Ps.	131,027,626	113,357,263

Summary of Results of Operations for Oil and Gas Producing Activities
C.	Results of operations for oil and gas producing activities (unaudited):

		2020	2019	2018
Revenues from sale of oil and gas	Ps.	558,051,547	762,102,939	910,433,244

Hydrocarbon duties		154,609,136	343,242,436	443,491,451
Production costs (excluding taxes)		257,571,641	275,090,795	273,695,691
Other costs and expenses		(7,024,695)	(6,910,321)	(10,109,114)
Exploration expenses		31,868,857	90,258,519	30,953,413
Depreciation, depletion, amortization and accretion		845,380	222,651,461	28,845,604

		437,870,319	924,332,890	766,877,047

Results of operations for oil and gas producing activities	Ps.	120,181,228	(162,229,951)	143,556,198

Summary of Results of Operations for Oil and Gas Producing Activities
D.	Sales prices (unaudited)
The following table summarizes average sales prices in U.S. dollars for each of the years ended December 31 (excluding production taxes):

Description	2020		2019		2018
Weighted average sales price per barrel of oil equivalent (boe) (1)	U.S. $	27.86	U.S. $	43.52	U.S. $	50.89
Crude oil, per barrel		35.47		57.13		62.99
Natural gas, per thousand cubic feet		2.54		3.55		5.57

(1)	To convert dry gas to barrels of oil equivalent, a factor of 5.201 thousand cubic feet of dry gas per barrel of oil equivalent is used.

Summary of Oil and Gas Proved Reserves
Summary of oil and gas
(1)
 proved reserves as of December 31, 2020
based on average fiscal year prices

	Crude oil and Condensates (2)	Dry Gas (3)
	(in millions of barrels)	(in billions of cubic feet)
Proved developed and un-developed reserves:
Proved developed reserves	3,603.4	3,922.3
Proved undeveloped reserves	2,437.6	3,061.9

Total proved reserves	6,041.0	6,984.2

Note: Numbers may not total due to rounding.

(1)	PEMEX does not currently produce synthetic oil or synthetic gas, or other natural resources from which synthetic oil or synthetic gas can be produced.
(2)	Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(3)
Reserve volumes reported in this table are volumes of dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.

Disclosure of Proved Developed and Undeveloped Reserve
Crude oil and condensate reserves
(including natural gas liquids)
(1)

	2020	2019	2018
	(in millions of barrels)
Proved developed and undeveloped reserves:
At December 31	5,961	5,786	6,427
Revisions (2)	651	784	22
Extensions and discoveries	97	78	140
Production	(695)	(687)	(744)
Farm-outs and transfers to E&P contracts (CEE) and transfers of fields due to CNH bidding process	27	—	(59)

At December 31	6,041	5,961	5,786

Proved developed reserves at December 31	3,603	3,585	3,588
Proved undeveloped reserves at December 31	2,438	2,376	2,198
Note: Numbers may not total due to rounding.

(1)	Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(2)
Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.

Source: Pemex Exploration and Production.
Dry gas reserves

	2020	2019	2018
	(in billions of cubic feet)
Proved developed and undeveloped reserves:
At December 31	6,352	6,370	6,593
Revisions (1)	1,240	656	3
Extensions and discoveries	176	196	809
Production (2)	(819)	(870)	(887)
Farm outs and transfer to E&P contracts (CEE) and transfers of fields due to CNH bidding process	35	—	(148)

At December 31	6,984	6,352	6,370

Proved developed reserves at December 31	3,922	3,609	3,380
Proved undeveloped reserves at December 31	3,062	2,743	2,990
Note: Numbers may not total due to rounding.

(1)
Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.

(2)
Production refers here to dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.

Disclosure of standardized measure of discounted future net cash flows
Standardized measure of discounted future net cash flows as of December 31

	2020	2019	2018
	(in millions of U.S. dollars)
Future cash inflows	201,777	330,286	321,065
Future production costs (excluding profit taxes)	(109,064)	(114,782)	(103,498)
Future development costs	(23,631)	(37,540)	(22,224)

Future cash flows before tax	69,082	177,964	195,343
Future production and excess gains taxes	(73,122)	(134,174)	(156,691)

Future net cash flows	(4,040)	43,790	38,652
Effect of discounting net cash flows by 10%	3,359	(18,807)	(12,434)

Standardized measure of discounted future net cash flows	(681)	24,983	26,218

Disclosure of Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in standardized measure of discounted future net cash flows

	2020	2019	2018
	(in millions of U.S. dollars)
Sales of oil and gas produced, net of production costs	(16,968)	(29,530)	(31,279)
Net changes in prices and production costs	(39,509)	73,278	62,902
Extensions and discoveries	1,426	1,658	4,323
Development cost incurred during the year	4,654	4,281	2,984
Changes in estimated development costs	(10,019)	3,341	(2,146)
Reserves revisions and timing changes	5,808	(19,615)	1,511
Accretion of discount of pre-tax net cash flows	5,929	(9,305)	6,628
Net changes in production and excess gains taxes	23,015	(25,343)	(22,818)

Aggregate change in standardized measure of discounted future net cash flows	(25,664)	(1,235)	22,105

	2020	2019	2018
	(in millions of U.S. dollars)
Standardized measure:
As of January 1	24,983	26,218	4,113
As of December 31	(681)	24,983	26,218

Change	(25,664)	(1,235)	22,105